Lease (Details) - Schedule of Amounts Recognized in Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Interest expenses on lease liability	$ 11	$ 15
Amortization of right-of-use-assets	76	77
Total	$ 87	$ 92